Credit from Banks and Others (Schedule of Information on Material Loans and Debentures) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Debentures Series F [Member] | May 2018, December 2020 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original amount	$ 693
Carrying amount	$ 712
Interest rate	6.38%	[1]
Principal repayment date	May 2038
Debentures Series G [Member] | January/May 2020, May 2025 [Member] | Israel, New Shekels
Disclosure of material loans and debentures [Line Items]
Original amount	$ 1,616
Carrying amount	$ 437
Interest rate	2.40%	[1]
Principal repayment date	2022- 2034
Additional information	Partially repaid
Debentures (private offering) - 3 series [Member] | January 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original amount	$ 275
Carrying amount	$ 46
Interest rate	5.31%	[1]
Principal repayment date	January 2026
Additional information	Partially repaid
Sustainability linked loan (SLL) [Member] | September 2021 [Member] | Euro Member Countries, Euro
Disclosure of material loans and debentures [Line Items]
Original amount	$ 250
Carrying amount	$ 293
Interest rate	0.80%	[1]
Principal repayment date	September 2026
Loan European Bank [Member] | September 2021 [Member] | Euro Member Countries, Euro
Disclosure of material loans and debentures [Line Items]
Original amount	$ 75
Carrying amount	$ 85
Interest rate	3.09%	[1]
Principal repayment date	2025-2030
Additional information	Partially repaid

[1]	Fixed interest.